Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Indefinite-lived intangible assets:
Trademarks and trade names	¥ 127,921	¥ 124,924
Asset management contracts	62,909	55,740
Others	19,582	11,657
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	210,412	192,321
Intangible assets subject to amortization:
Software	169,220	150,479
Customer relationships	219,299	186,862
Asset management contracts	134,543	119,157
Others	157,533	152,925
Finite-Lived Intangible Assets, Gross, Total	680,595	609,423
Accumulated amortization	(314,941)	(276,333)
Net	365,654	333,090
Intangible Assets, Net (Excluding Goodwill), Total	¥ 576,066	¥ 525,411